Exhibit 99.2 Schedule 13

Rating Agency Grading
Run Date - 9/16/2022
LOAN INFORMATION	INITIAL CREDIT LOAN GRADES	INITIAL PROPERTY LOAN GRADES	INITIAL COMPLIANCE LOAN GRADES	INITIAL OVERALL LOAN GRADES	FINAL CREDIT LOAN GRADES	FINAL PROPERTY LOAN GRADES	FINAL COMPLIANCE LOAN GRADES	FINAL OVERALL LOAN GRADES

Marketing ID	SBO Loan Id	SERVICER Loan Id	Recovco Loan ID	Loan #1	Loan #2	Loan #3	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
870	XXXX	XXXX	XXXX	XXXX			XXXX	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A